Loss Per Share - Summary Of Basic And Diluted Net Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net loss attributable to ordinary shares	€ (129,313)	€ (218,290)	€ (65,354)
Weighted-average shares outstanding-basic and diluted	131,625	101,442	77,861
Basic earnings (loss) per share	€ (0.98)	€ (2.15)	€ (0.84)
Diluted earnings (loss) per share	€ (0.98)	€ (2.15)	€ (0.84)